Schedule of Income Tax (Details) - USD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Income Taxes
Net loss before recovery of income taxes	$ (428,334)	$ (4,024,536)	$ (4,712,789)
Expected income tax (recovery) expense	(115,650)	(1,086,642)	(1,272,452)
Differences in foreign tax rates	30,180	(31,225)	(42,930)
Tax rate changes and other adjustments			5,893
Share-based compensation and non-deductible expenses	497,158	1,058	13,823
Change in fair value warrant liability	(2,486,560)
Foreign exchange loss	588,574
Share issuance cost booked directly to equity	(1,360,584)		(25,833)
Change in deferred tax assets not recognized	2,846,882	1,116,809	1,321,499
Income tax (recovery) expense